AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON DECEMBER 17, 2009

FILE NO. 033-36962
FILE NO. 811-06175

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT
UNDER THE SECURITIES ACT OF 1933

Post-Effective Amendment No. 61    ☒

AND

REGISTRATION STATEMENT
UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 63    ☒

ECLIPSE FUNDS, INC.
(exact name of registrant as specified in charter)

51 MADISON AVENUE, NEW YORK, NEW YORK 10010
(address of principal executive office)

REGISTRANT'S TELEPHONE NUMBER: (212) 576-7000
Marguerite E. H. Morrison, Esq. The MainStay Funds 51 Madison Avenue New York, New York 10010	Copy to:	Sander M. Bieber, Esq. Dechert LLP 1775 I Street, NW Washington, DC 20006

(NAME AND ADDRESS OF AGENT FOR SERVICE)
It is proposed that this filing will become effective:

☒	Immediately upon filing pursuant to paragraph (b) of Rule 485
☐	on ________ pursuant to paragraph (b)(1) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐	on ________, pursuant to paragraph (a)(1) of Rule 485
☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY STATEMENT

This Post-Effective Amendment No. 61 to the Registration Statement of Eclipse Funds Inc. (the "Registrant"), is being filed to amend Part B (Statement of Additional Information) of the Registration Statement of the Registrant.  Part A of Post-Effective Amendment No. 60 of the Registrant, as filed on March 2, 2009, and all supplements thereto filed to date are incorporated by reference herein in their entirety.  A Part C (Other Information) is included in this filing.

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PART C. OTHER INFORMATION

ITEM 28.    EXHIBITS

a.	Articles of Incorporation

1.	Articles of Incorporation of Eclipse Funds Inc. – Previously filed with the Company’s Initial Registration Statement No. 33-36962 on September 21, 1990.*
2.
Articles Supplementary to Articles of Incorporation of Eclipse Funds Inc. - Previously filed with Pre-Effective Amendment No. 1 to the Company’s Registration Statement No. 33-36962 on November 19, 1990.*

3.
Articles of Amendment to Articles of Incorporation of Eclipse Funds Inc. - Previously filed with Post-Effective Amendment No. 4 to the Company’s Registration Statement No. 33-36962 on November 2, 1992.*

4.
Form of Articles Supplementary to Articles of Incorporation of Eclipse Funds Inc. - Previously filed with Post-Effective Amendment No. 7 to the Company’s Registration Statement No. 33-36962 on October 14, 1994.*

5.
Articles of Amendment to Articles of Incorporation of Eclipse Funds Inc. - Previously filed with Post-Effective Amendment No. 8 to the Company’s Registration Statement No. 33-36962 on December 29, 1994.*

6.
Form of Articles Supplementary to Articles of Incorporation of Eclipse Funds Inc. - Previously filed with Post-Effective Amendment No. 19 to the Company’s Registration Statement No. 33-36962 on September 25, 1998.*

7.
Articles Supplementary to Articles of Incorporation of Eclipse Funds Inc. - Previously filed with Post-Effective Amendment No. 25 to the Company’s Registration Statement No. 33-36962 on December 29, 2000.*

8.
Articles of Amendment to Articles of Incorporation of Eclipse Funds Inc. - Previously filed with Post-Effective Amendment No. 25 to the Company’s Registration Statement No. 33-36962 on December 29, 2000.*

9.
Articles Supplementary to Articles of Incorporation of Eclipse Funds Inc. - Previously filed with Post-Effective Amendment No. 32 to the Company’s Registration Statement No. 33-36962 on November 7, 2002.*

10.
Articles Supplementary to Articles of Incorporation of Eclipse Funds Inc. - Previously filed with Post-Effective Amendment No. 37 to the Company’s Registration Statement No. 33-36962 on December 31, 2003.*

11.
Articles Supplementary to Articles of Incorporation of Eclipse Funds Inc. - Previously filed with Post-Effective Amendment No. 37 to the Company’s Registration Statement No. 33-36962 on December 31, 2003.*

12.
Articles Supplementary to Articles of Incorporation of Eclipse Funds Inc. - Previously filed with Post-Effective Amendment No. 37 to the Company’s Registration Statement No. 33-36962 on December 31, 2003.*

13.
Articles Supplementary to Articles of Incorporation of Eclipse Funds Inc. - Previously filed with Post-Effective Amendment No. 37 to the Company’s Registration Statement No. 33-36962 on December 31, 2003.*

14.
Articles of Amendment to Articles of Incorporation of Eclipse Funds Inc. - Previously filed with Post-Effective Amendment No. 37 to the Company’s Registration Statement No. 33-36962 on December 31, 2003.*

15.
Articles of Amendment to Articles of Incorporation of Eclipse Funds Inc. - Previously filed with Post-Effective Amendment No. 39 to the Company’s Registration Statement No. 33-36962 on February 27, 2004.*

16.
Articles Supplementary to Articles of Incorporation of Eclipse Funds Inc. - Previously filed with Post-Effective Amendment No. 39 to the Company’s Registration Statement No. 33-36962 on February 27, 2004.*

17.
Articles Supplementary to Articles of Incorporation of Eclipse Funds Inc. - Previously filed with Post-Effective Amendment No. 39 to the Company’s Registration Statement No. 33-36962 on February 27, 2004.*

18.
Articles Supplementary to Articles of Incorporation of Eclipse Funds Inc. - Previously filed with Post-Effective Amendment No. 40 to the Company’s Registration Statement on No. 33-36962 on April 15, 2004.*

19.
Articles Supplementary to Articles of Incorporation of Eclipse Funds Inc. - Previously filed with Post-Effective Amendment No. 44 to the Company’s Registration Statement No. 33-36962 on March 22, 2005.*

20.
Articles Supplementary to Articles of Incorporation of Eclipse Funds Inc. - Previously filed with Post-Effective Amendment No. 46 to the Company’s Registration Statement No. 33-36962 on July 26, 2005.*

21.
Articles Supplementary to Articles of Incorporation of Eclipse Funds Inc. - Previously filed with Post-Effective Amendment No. 49 to the Company’s Registration Statement No. 33-36962 on October 26, 2005.*

22.
Articles Supplementary to Articles of Incorporation of Eclipse Funds Inc. - Previously filed with Post-Effective Amendment No. 55 to the Company’s Registration Statement No. 33-36962 on June 18, 2007.*

23.
Articles Supplementary to Articles of Incorporation of Eclipse Funds Inc. - Previously filed with Post-Effective Amendment No. 57 to the Company’s Registration Statement No. 33-36962 on December 14, 2007.*

b.	By-Laws
1.	Amended and Restated By-Laws as of September 27, 2006 – Previously filed with Post-Effective Amendment No. 52 to the Company’s Registration Statement No. 33-36962 on February 16, 2007.*

c.	Instruments Defining Rights of Security Holders.
a.	Specimen Certificates for Common Stock – Previously filed with Pre-Effective Amendment No. 2 to the Company’s Registration Statement No. 33-36962 on December 26, 1990.*

d.	Investment Advisory Contracts
1.	a.
Amended and Restated Management Agreement dated as of August 1, 2008 between Eclipse Funds Inc. and New York Life Investment Management LLC – Previously filed with Post-Effective Amendment No. 60 to the Company’s Registration Statement No. 033-36962 on March 2, 2009.*

b.
Amendment to the Amended and Restated Management Agreement dated as of October 30, 2008, between Eclipse Funds Inc. and New York Life Investment Management LLC – Previously filed with Post-Effective Amendment No. 60 to the Company’s Registration Statement No. 033-36962 on March 2, 2009.*

c.	Amendment to the Amended and Restated Management Agreement dated October 30, 2009, between Eclipse Funds, Inc. and New York Life Investment Management LLC – Filed herewith.

2.	Subadvisory Agreements
a.
Amended and Restated Subadvisory Agreement dated August 1, 2008, between New York Life Investment Management LLC and MacKay Shields LLC, on behalf of certain series of Eclipse Funds Inc. – Previously filed with Post-Effective Amendment No. 60 to the Company’s Registration Statement No. 033-36962 on March 2, 2009.*

b.
Subadvisory Agreement dated January 1, 2009, between New York Life Investment Management LLC and Madison Square Investors LLC, on behalf of certain series of Eclipse Funds Inc. – Previously filed with Post-Effective Amendment No. 60 to the Company’s Registration Statement No. 033-36962 on March 2, 2009.*

c.
Interim Subadvisory Agreement dated June 29, 2009, between New York Life Investment Management LLC and Epoch Investment Partners, Inc., on behalf of certain series of Eclipse Funds Inc. – Filed herewith

d.	Amendment to Subadvisory Agreement dated October 16, 2009 between New York Life Investment Management LLC and Epoch Investment Partners, Inc. – Filed herewith
e.	Amendment to Subadvisory Agreement dated November 10, 2009 between New York Life Investment Management LLC and Epoch Investment Partners, Inc. – Filed herewith
f.	Amendment to Subadvisory Agreement dated November 20, 2009 between New York Life Investment Management LLC and Epoch Investment Partners, Inc. – Filed herewith

e.	Underwriting Contracts
1.
Amended and Restated Distribution Agreement between Eclipse Funds Inc. and NYLIFE Distributors LLC - Previously filed with Post-Effective Amendment No. 52 to the Company’s Registration Statement No. 33-36962 on February 16, 2007.*

2.	Form of Soliciting Dealer Agreement - Previously filed with Post-Effective Amendment No. 51 to the Company’s Registration Statement No. 33-08865 on April 7, 2006.*

f.	Bonus or Profit Sharing Contracts – Inapplicable

g.	Custodian Agreements
1.
Master Custodian Agreement between Eclipse Funds Inc. and Investors Bank and Trust Company - Previously filed with Post-Effective Amendment No. 51 to the Company’s Registration Statement No. 33-08865 on April 7, 2006.*

a.
Amendment to Custodian Agreement with Investors Bank and Trust Company dated September 27, 2006 - Previously filed with Post-Effective Amendment No. 52 to the Company’s Registration Statement No. 33-36962 on February 16, 2007.*

b.
Amendment to Custodian Agreement with Investors Bank and Trust Company dated June 18, 2007 - Previously filed with Post-Effective Amendment No. 55 to the Company’s Registration Statement No. 33-36962 on June 18, 2007*

c.
Amendment to Custodian Agreement with State Street Bank and Trust Company dated December 7, 2007 - Previously filed with Post-Effective Amendment No. 59 to the Company’s Registration Statement No. 33-36962 on February 22, 2008.*

d.
Extension Agreement (for Custodian Agreement) dated January 31, 2008, between New York Life Investment Management LLC and State Street Bank and Trust - Previously filed with Post-Effective Amendment No. 59 to the Company’s Registration Statement No. 33-36962 on February 22, 2008.*

e.
Amendment to the Master Custodian Agreement between Eclipse Funds Inc. and State Street Bank & Trust Company dated September 29, 2008 – Previously filed with Post-Effective Amendment No. 60 to the Company’s Registration Statement No. 033-36962 on March 2, 2009.*

f.
Amendment to the Master Custodian Agreement between Eclipse Funds Inc. and State Street Bank & Trust Company dated February 13, 2009 – Previously filed with Post-Effective Amendment No. 60 to the Company’s Registration Statement No. 033-36962 on March 2, 2009.*

2.
Delegation Agreement with Investors Bank and Trust Company dated June 30, 2005 - Previously filed with Post-Effective Amendment No. 52 to the Company’s Registration Statement No. 33-36962 on February 16, 2007.*

a.
Amendment to Delegation Agreement with Investors Bank and Trust Company dated September 27, 2006 - Previously filed with Post-Effective Amendment No. 52 to the Company’s Registration Statement No. 33-36962 on February 16, 2007.*

b.
Amendment to Delegation Agreement with Investors Bank and Trust Company dated June 18, 2007 - Previously filed with Post-Effective Amendment No. 55 to the Company’s Registration Statement No. 33-36962 on June 18, 2007*

c.
Amendment to Delegation Agreement with State Street Bank and Trust dated December 7, 2007 - Previously filed with Post-Effective Amendment No. 59 to the Company’s Registration Statement No. 33-36962 on February 22, 2008.*

d.
Amendment to Delegation Agreement with State Street Bank & Trust Company dated April 30, 2008 – Previously filed with Post-Effective Amendment No. 60 to the Company’s Registration Statement No. 033-36962 on March 2, 2009.*

e.
Amendment to Delegation Agreement with State Street Bank & Trust Company dated September 29, 2008 – Previously filed with Post-Effective Amendment No. 60 to the Company’s Registration Statement No. 033-36962 on March 2, 2009.*

f.
Amendment to Delegation Agreement with State Street Bank & Trust Company dated February 13, 2009 – Previously filed with Post-Effective Amendment No. 60 to the Company’s Registration Statement No. 033-36962 on March 2, 2009.*

h.	Other Material Contracts
1.	Transfer Agency Agreements
a.
Amended and Restated Transfer Agency Agreement between Eclipse Funds Inc. and NYLIM Service Company LLC dated October 1, 2008 – Previously filed with Post-Effective Amendment No. 60 to the Company’s Registration Statement No. 033-36962 on March 2, 2009.*

i.
Form of Service Agreement with New York Life Benefit Services LLC for the benefit of Mainstay Institutional Funds Inc. – Previously filed with Post-Effective Amendment No. 14 to the Company’s Registration Statement No. 33-36962 on April 30, 1997.*

ii.
Form of Service Agreement between Mainstay Institutional Funds Inc. and New York Life Insurance Company. - Previously filed with Post-Effective Amendment No. 14 to the Company’s Registration Statement No. 33-36962 on April 30, 1997.*

b.
Sub-Transfer Agency and Service Agreement between Mainstay Shareholder Services, Inc. and Boston Financial Data Services, Inc. - Previously filed with Post-Effective Amendment No. 25 to the Company’s Registration Statement No. 33-36962 on December 29, 2000.*

i.
Amended Fee Schedule to Sub-Transfer Agency and Service Agreement between NYLIM Service Company LLC (formerly Mainstay Shareholder Services, Inc.) and Boston Financial Data Services, Inc. - Previously filed with Post-Effective Amendment No. 25 to the Company’s Registration Statement No. 33-36962 on December 29, 2000.*

ii.	Amendment to the Sub-Transfer Agency and Service Agreement - Previously filed with Post-Effective Amendment No. 55 to the Company’s Registration Statement No. 33-36962 on June 18, 2007*
iii.	Amendment to the Sub-Transfer Agency and Service Agreement - Previously filed with Post-Effective Amendment No. 57 to the Company’s Registration Statement No. 33-36962 on December 14, 2007.*
iv.
Amendment to the Sub-Transfer Agency and Service Agreement dated October 1, 2008 between NYLIM Service Company LLC and Boston Financial Data Services, Inc. – Previously filed with Post-Effective Amendment No. 60 to the Company’s Registration Statement No. 033-36962 on March 2, 2009.*

2.
Form of License Agreement for the benefit of Mainstay Institutional Funds Inc. - Previously filed with Pre-Effective Amendment No. 1 to the Company’s Registration Statement No. 33-36962 on November 19, 1990.*

3.	Expense Limitation Agreements
a.
Expense Limitation Agreement between Eclipse Funds Inc. and New York Life Investment Management LLC dated April 1, 2008 on behalf of all series – Previously filed with Post-Effective Amendment No. 60 to the Company’s Registration Statement No. 033-36962 on March 2, 2009.*

b.
Expense Limitation Agreement between Eclipse Funds Inc. and New York Life Investment Management LLC dated May 1, 2008 on behalf of the MainStay Retirement Funds – Previously filed with Post-Effective Amendment No. 60 to the Company’s Registration Statement No. 033-36962 on March 2, 2009.*

4.	Sub-Accounting and Sub-Administration Agreement
a.
Master Fund Sub-Accounting and Sub-Administration Agreement between New York Life Investment Management LLC and Investors Bank & Trust Company - Previously filed with Post-Effective Amendment No. 51 to the Company’s Registration Statement No. 33-08865 on April 7, 2006.*

b.
Amendment to Fund Sub-Accounting and Sub-Administration Agreement between New York Life Investment Management LLC and Investors Bank and Trust Company - Previously filed with Post-Effective Amendment No. 52 to the Company’s Registration Statement No. 33-36962 on February 16, 2007.*

c.
Amendment to Fund Sub-Accounting and Sub-Administration Agreement between New York Life Investment Management LLC and Investors Bank and Trust Company - Previously filed with Post-Effective Amendment No. 55 to the Company’s Registration Statement No. 33-36962 on June 18, 2007*

d.
Amendment to Fund Sub-Accounting and Sub-Administration Agreement, dated December 7, 2007, between New York Life Investment Management and State Street Bank and Trust Company - Previously filed with Post-Effective Amendment No. 59 to the Company’s Registration Statement No. 33-36962 on February 22, 2008.*

e.
Extension Agreement (related to Fund Sub-Accounting and Sub-Administration Agreement) dated January 1, 2008 between New York Life Investment Management LLC and State Street Bank and Trust Company - Previously filed with Post-Effective Amendment No. 59 to the Company’s Registration Statement No. 33-36962 on February 22, 2008.*

f.
Amendment to Sub-Accounting Agreement with State Street Bank & Trust Company dated September 29, 2008 – Previously filed with Post-Effective Amendment No. 60 to the Company’s Registration Statement No. 033-36962 on March 2, 2009.*

g.
Form of Amendment to Sub-Accounting Agreement with State Street Bank & Trust Company dated February 13, 2009 – Previously filed with Post-Effective Amendment No. 60 to the Company’s Registration Statement No. 033-36962 on March 2, 2009.*

5.	Form of Indemnification Agreement - Previously filed with Post-Effective Amendment No. 51 to the Company’s Registration Statement No. 33-08865 on April 7, 2006.*

6.	Shareholder Services Plans
a.
Amended and Restated Shareholder Services Plan for Eclipse Funds Inc. (Cash Reserves Fund Sweep Shares) – Previously filed with Post-Effective Amendment No. 51 to the Company’s Registration Statement No. 33-08865 on April 7, 2006.*

b.	Shareholder Services Plan for Eclipse Funds Inc. (Class R1 shares) - Previously filed with Post-Effective Amendment No. 51 to the Company’s Registration Statement No. 33-08865 on April 7, 2006.*
i.
Amendment to Schedule A of the Shareholder Services Plan for Eclipse Funds Inc. (Class R1 shares) as of June 18, 2007 - Previously filed with Post-Effective Amendment No. 55 to the Company’s Registration Statement No. 33-36962 on June 18, 2007.*

c.	Shareholder Services Plan for Eclipse Funds Inc. (Class R2 shares) - Previously filed with Post-Effective Amendment No. 51 to the Company’s Registration Statement No. 33-08865 on April 7, 2006.*
i.
Amendment to Schedule A of the Shareholder Services Plan for Eclipse Funds Inc. (Class R2 Shares) as of June 18, 2007 - Previously filed with Post-Effective Amendment No. 55 to the Company’s Registration Statement No. 33-36962 on June 18, 2007*

d.	Shareholder Services Plan for Eclipse Funds Inc. (Class R3 shares) - Previously filed with Post-Effective Amendment No. 51 to the Company’s Registration Statement No. 33-08865 on April 7, 2006.*
i.
Amendment to Schedule A of the Shareholder Services Plan for Eclipse Funds Inc. (Class R3 Shares) as of June 18, 2007 - Previously filed with Post-Effective Amendment No. 55 to the Company’s Registration Statement No. 33-36962 on June 18, 2007*

i.	Legal Opinions
1.	Opinion and Consent of Counsel - Previously filed with Post-Effective Amendment No. 52 to the Company’s Registration Statement No. 33-36962 on February 16, 2007.*

j.	Other Opinions

1.	Consent of Independent Registered Public Accounting Firm to The MainStay Funds, KPMG LLP - filed herewith.

k.	Omitted Financial Statements – Not Applicable.

l.	Initial Capital Agreements
1.
Initial Subscription Agreement for shares of common stock of Eclipse Funds Inc. - Previously filed with Pre-Effective Amendment No. 2 to the Company’s Registration Statement No. 33-36962 on December 26, 1990.*

2.
Investment representation letter of initial purchaser of shares of beneficial interest of Eclipse Funds. - Previously filed with Pre-Effective Amendment No. 1 to the Trust’s Registration Statement No. 33-08865 on January 9, 1987.*

m.	Rule 12b-1 Plans
1.
Plan of Distribution Pursuant to Rule 12b-1 for Cash Reserves Fund Sweep Shares, a series of Eclipse Funds Inc. - Previously filed with Post-Effective Amendment No. 19 to Registration Statement No. 33-36962 on September 25, 1998.*

2.
Plan of Distribution Pursuant to Rule 12b-1 for Class A shares of Eclipse Funds Inc. - Previously filed with Post-Effective Amendment No. 51 to the Company’s Registration Statement No. 33-08865 on April 7, 2006.*

a.
Amendment to Schedule A of the Plan of Distribution Pursuant to Rule 12b-1 for Class A shares of Eclipse Funds Inc. as of June 18, 2007 - Previously filed with Post-Effective Amendment No. 55 to the Company’s Registration Statement No. 33-36962 on June 18, 2007*

3.
Plan of Distribution Pursuant to Rule 12b-1 for Class B shares of Eclipse Funds Inc. - Previously filed with Post-Effective Amendment No. 51 to the Company’s Registration Statement No. 33-08865 on April 7, 2006.*

4.	Plan of Distribution Pursuant to Rule 12b-1 for Class C shares - Previously filed with Post-Effective Amendment No. 51 to the Company’s Registration Statement No. 33-08865 on April 7, 2006.*
a.
Amendment to Schedule A of Form of Plan of Distribution Pursuant to Rule 12b-1 for Class C shares of Eclipse Funds Inc. as of June 18, 2007 - Previously filed with Post-Effective Amendment No. 55 to the Company’s Registration Statement No. 33-36962 on June 18, 2007*

5.
Plan of Distribution Pursuant to Rule 12b-1 for Class R2 shares of Eclipse Funds Inc. - Previously filed with Post-Effective Amendment No. 51 to the Company’s Registration Statement No. 33-08865 on April 7, 2006.*

a.
Amendment to Schedule A of Form of Plan of Distribution Pursuant to Rule 12b-1 for Class R2 shares of Eclipse Funds Inc. as of June 18, 2007 - Previously filed with Post-Effective Amendment No. 55 to the Company’s Registration Statement No. 33-36962 on June 18, 2007*

6.
Plan of Distribution Pursuant to Rule 12b-1 for Class R3 shares of Eclipse Funds Inc. - Previously filed with Post-Effective Amendment No. 51 to the Company’s Registration Statement No. 33-08865 on April 7, 2006.*

a.
Amendment to Schedule A of Form of Plan of Distribution Pursuant to Rule 12b-1 for Class R3 shares of Eclipse Funds Inc. as of June 18, 2007 - Previously filed with Post-Effective Amendment No. 55 to the Company’s Registration Statement No. 33-36962 on June 18, 2007*

7.
Plan of Distribution Pursuant to Rule 12b-1 for Investor Class shares of Eclipse Funds Inc. - Previously filed with Post-Effective Amendment No. 59 to the Company’s Registration Statement No. 33-36962 on February 22, 2008.*

n.	Rule 18f-3 Plans
1.	Amended and Restated Multiple Class Plan Pursuant to Rule 18f-3- Previously filed with Post-Effective Amendment No. 59 to the Company’s Registration Statement No. 33-36962 on February 22, 2008.*

o.	Reserved

p.	Codes of Ethics
1.	MacKay Shields LLC Code of Ethics dated September 2008 – Previously filed with Post-Effective Amendment No. 60 to the Company’s Registration Statement No. 033-36962 on March 2, 2009.*
2.	Eclipse Funds Inc. Code of Ethics dated December 2008 – Previously filed with Post-Effective Amendment No. 60 to the Company’s Registration Statement No. 033-36962 on March 2, 2009.*
3.
New York Life Investment Management Holdings LLC Code of Ethics dated January 2009 – Previously filed with Post-Effective Amendment No. 60 to the Company’s Registration Statement No. 033-36962 on March 2, 2009.*

4.	Epoch Investment Partners, Inc. Code of Ethics dated September 2009 – Filed herewith

Other Exhibits:

Powers of Attorney – Power of Attorney by John Kim – Previously filed with Post-Effective Amendment No. 60 to the Company’s Registration Statement No. 033-36962 on March 2, 2009.*

----------
* Incorporated herein by reference.

ITEM 29.	PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT - None.

ITEM 30.	INDEMNIFICATION

New York Life Insurance Company maintains Directors & Officers Liability Insurance coverage. The policy covers the Directors, Officers and Trustees of New York Life, its subsidiaries and certain affiliates, including Eclipse Funds Inc. Subject to the policy's terms, conditions, deductible and retentions, Directors, Officers and Trustees are covered for claims made against them while acting in their capacities as such. The primary policy is issued by Zurich-American Insurance Company, and the excess policies are issued by various insurance companies. The issuing insurance companies may be changed from time to time and there is no assurance that any or all of the current coverage will be maintained by New York Life.

With respect to Eclipse Funds Inc., reference is made to Article VI of By-Laws (Exhibit 2), and Article VII, Section 2 of that Company's Articles of Incorporation (Exhibit 1), which are incorporated by reference herein.

Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the "Securities Act") may be permitted to trustees, officers and controlling persons of the Company pursuant to the foregoing provisions, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a trustee, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

In addition, each Director has entered into a written agreement with the Registrant pursuant to which the Registrant is contractually obligated to indemnify the Director to the fullest extent permitted by law and by the charter and or Declaration and By-laws of the Registrant.

ITEM 31.     BUSINESS OR OTHER CONNECTIONS OF INVESTMENT ADVISERS

New York Life Investment Management LLC ("New York Life Investments") acts as the investment adviser for each series of the following open-end registered management investment companies: The MainStay Funds, Eclipse Funds Inc., Eclipse Funds, ICAP Funds, Inc., MainStay Funds Trust and MainStay VP Series Fund, Inc.

Certain information on each executive officer of New York Life Investments is listed below, including any business, profession, vocation or employment of a substantial nature in which each such person has been engaged during the last two fiscal years of the Funds for his or her own account or in the capacity of director, officer, partner or trustee. The address of New York Life Investments is 51 Madison Avenue, New York, NY 10010.

NAME	POSITION(S) WITH NEW YORK LIFE INVESTMENT MANAGEMENT LLC	OTHER BUSINESS

Gary E. Wendlandt	Chairman; Chairman of the Board; Chairman of the Compensation Committee; Member of the Audit Committee
Chairman, Chairman of the Board and Chairman of the Compensation Committee of New York Life Investment Management Holdings LLC; Chairman of the Board, Chairman and President and Member of the Executive Committee of NYLIFE LLC; Principal Director of Fianzas Monterrey, S.A.; Second Vice Chairman of Maxima S.A. AFJP; Vice Chairman in charge of Investment and Finance of New York Life Insurance and Annuity Corporation; Manager, Executive Vice President and Member of the Audit and Compensation Committees, and Chairman of Investment Committee of New York Life International LLC; Manager of NYL Executive Benefits LLC; Principal Director of Seguros Monterrey New York Life, S.A. de C.V.; Manager and Member of the Audit Committee of Institutional Capital LLC, Madison Capital Funding LLC, MacKay Shields LLC and McMorgan &Company LLC and Chairman of the Compensation Committee for ICAP, Madcap, MacKay and McMorgan; Manager of the Compensation Committee of NYLCAP Manager LLC; Director of Jacob Ballas Capital Pvt., Ltd.; and Director of NYLINK Insurance Agency Incorporated; Manager, Chairman of the Investment Committee and Member of the Audit and Compensation Committees, Executive Vice President, New York Life International, LLC; Vice Chairman in charge of Investment &Finance, NYLIFE Insurance Company of Arizona; Second Vice Chairman of HSBC New York Life Seguros de Retiro (Argentina) S.A.; Member of the Valuation Sub-Committee of Eclipse Funds, Eclipse Funds Inc., ICAP Funds, Inc., MainStay VP Series Fund, Inc. and the MainStay Funds

John Y. Kim	Manager; President and Chief Executive Officer
Executive Vice President and Member of the Executive Management Committee, New York Life Insurance Company; Manager, Chief Executive Officer and President, New York Life Investment Management Holdings, LLC; Chairman of the Board and Member of the Audit Committee and Compensation Committee, Madison Capital Funding LLC and McMorgan & Company LLC; Manager and Member of the Audit Committee and Compensation Committee, MacKay Shields LLC, Chairman of the Board and Member of the Compensation Committee, NYLCAP Manager LLC and Institutional Capital LLC; Chairman of the Board and Chief Executive Officer, NYLIFE Distributors LLC; Executive Vice President (effective 9/19/08), NYLIFE Insurance Company of Arizona and New York Life Insurance and Annuity Corporation; Trustee of Eclipse Funds, Eclipse Funds Inc., ICAP Funds, Inc., MainStay VP Series Fund, Inc. and the MainStay Funds

Frank J. Ollari	Executive Vice President
Executive Vice President of New York Life Investment Management Holdings LLC; Manager and Member of the Audit Committee of NYLCAP Manager LLC; Director of NYLIM Real Estate Inc.; Senior Vice President of NYLIFE Insurance Company of Arizona; Senior Vice President of New York Life Insurance and Annuity Corporation; Senior Vice President of New York Life Insurance Company; Manager of Madison Capital Funding LLC

Barry A. Schub	Executive Vice President	Senior Vice President of New York Life Insurance Company; Executive Vice President of New York Life Investment Management Holdings LLC; Manager of NYLIFE Distributors LLC
David G. Bedard	Senior Managing Director; Chief Financial Officer	Senior Managing Director and Chief Financial Officer of New York Life Investment Management Holdings LLC; Senior Managing Director and Chief Financial Officer of NYLIFE Distributors LLC
Stephen P. Fisher	Senior Managing Director; Chief Marketing Officer
Manager, President and Chief Operating Officer of NYLIFE Distributors LLC; Chairman of the Board of NYLIM Service Company; President of The Mainstay Funds, Eclipse Funds, Eclipse Funds Inc., Mainstay VP Series Fund, Inc., ICAP Funds, Inc. and MainStay Funds Trust

Alison H. Micucci	Senior Managing Director	Senior Vice President of New York Life Insurance Company
Susan L. Paternoster	Senior Managing Director; Head of Information Technology	None
George S. Shively	Senior Managing Director; General Counsel; Secretary
Senior Managing Director, General Counsel and Secretary of New York Life Investment Management Holdings LLC; Senior Vice President and Associate General Counsel of New York Life Insurance Company; Assistant Secretary of Institutional Capital LLC, Secretary of MacKay Shields LLC and Assistant Secretary of Madison Capital Funding LLC

Jefferson C. Boyce	Senior Managing Director
Director and Member of the Executive, Management and Investment Committees of New York Life Trust Company; Senior Managing Director - New York Life Relationship Management of NYLIFE Distributors LLC; Senior Vice President of New York Life Insurance Company; Senior Vice President – Investments of New York Life Foundation

Thomas A. Clough	Senior Managing Director
Chairman of the Board and Member of the Examining and Audit Committee and Management and Investment Committee of New York Life Trust Company; Senior Managing Director - Retirement Services of NYLIFE Distributors LLC; Senior Vice President of New York Life Insurance Company

Allan Dowiak	Senior Managing Director	None
Tony H. Elavia	Senior Managing Director	Executive Vice President of New York Life Trust Company; Senior Vice President of New York Life Insurance and Annuity Corporation; Manager and Chief Executive Officer of Madison Square Investors LLC
Anthony R. Malloy	Senior Managing Director	Senior Vice President of New York Life Insurance and Annuity Corporation; Senior Vice President of New York Life Insurance Company; Senior Vice President of NYLIFE Insurance Company of Arizona
Donald A. Salama	Senior Managing Director	Senior Managing Director - Retirement Services of NYLIFE Distributors LLC
John E. Schumacher	Senior Managing Director
Manager and Chief Executive Officer of NYLCAP Manager LLC; Principal of New York Life Capital Partners II, L.L.C.; Director of NYLCAP Holdings (Mauritius); Chief Executive Officer of New York Life Capital Partners III Genpar GP, LLC; Principal of New York Life Capital Partners L.L.C.; Chief Executive Officer of NYLIM Mezzanine GenPar GP, LLC

Richard C. Schwartz	Senior Managing Director	Investment Officer of New York Life Trust Company; Senior Vice President of New York Life Insurance Company
Mark W. Talgo	Senior Managing Director
President and Member of the Investment Committee of NYLIM Fund II GP, LLC; Director and President of NYLIM Real Estate Inc.; Executive Vice President of McMorgan & Company LLC; Senior Vice President of NYLIFE Insurance Company of Arizona; Senior Vice President of New York Life Insurance and Annuity Corporation; Senior Vice President of New York Life Insurance Company

Julia A. Warren	Senior Managing Director	Senior Vice President of New York Life Insurance and Annuity Corporation
Jae S. Yoon	Senior Managing Director	Senior Managing Director of MacKay Shields LLC; Member of the Board of Directors of New York Life Trust Company

MacKay Shields

MacKay Shields LLC ("MacKay Shields") acts as the sub-adviser for certain series of the following open-end registered management investment companies: Eclipse Funds Inc., the MainStay Funds and MainStay VP Series Fund, Inc.

Certain information on each executive officer of MacKay Shields is listed below, including any business, profession, vocation or employment of a substantial nature in which each such person has been engaged during the last two fiscal years of the Funds for his or her own account or in the capacity of director, officer, partner or trustee. The address of MacKay Shields is 9 West 57th Street, New York, NY 10029.

NAME	POSITION(S) WITH MACKAY SHIELDS LLC	OTHER BUSINESS
Osbert M. Hood	Chairman of the Board, Chairman and Chief Executive Officer	None
Lucille Protas	Chief Operating Officer, Treasurer Senior Managing Director	Director of MacKay Shields Defensive Bond Arbitrage and Fund Ltd.
Gary L. Goodenough	Senior Managing Director, Head of the Core/Core Plus Team	None
Ellen Metzger	Senior Managing Director and General Counsel	None
J. Matthew Philo	Senior Managing Director; Head of the High Yield Team	None
John Prom	Senior Managing Director; Head of Subadvisory and International Business Development	None
Dan C. Roberts	Senior Managing Director; Head of the High Yield Active Core Team	None
Richard Rosen	Senior Managing Director; Head of the Value Equity Team	Senior Vice President, NY Life Insurance and Annuity Corporation

Edmund C. Spelman	Senior Managing Director Head of the Growth Equity Team	None
A. Timothy West	Senior Managing Director; Head of Institutional Business Development	None
Rupal J. Bhansali	Senior Managing Director; Head of the International Equity Team	Senior Vice President, NY Life Insurance and Annuity Corporation
Kevin T. McAteer	Managing Director; Head of Equity Trading	Vice President, NY Life Insurance and Annuity Corporation
Edward Silverstein	Managing Director; Head of the Convertibles Equity Team	None
Jerrold K. Senser	Manager, Chief Executive Officer and Chief Investment Officer	None
Thomas R. Wenzel	Executive Vice President and Director of Research	None
Paula L. Rogers	Manager, Executive Vice President, Director of Client Services and New Business Development	None
John P. Garret	Senior Vice President	None
Michael F. Citrano	Senior Vice President	None
Kain D. Cederberg	Senior Vice President	None
Robert J. Lukaszewicz	Senior Vice President and Chief Financial Officer	None
Gary Maurer	Executive Vice President	None
Joel A. Shapiro	Senior Vice President	None

Epoch Investment Partners, Inc. (“Epoch”) acts as the subadvisor for certain series of the following open-end registered management investment companies: MainStay Funds Trust, Eclipse Funds, Eclipse Funds Inc., MainStay VP Series Fund, Inc. and The MainStay Funds.

Certain information on each executive officer of Epoch is listed below, including any business, profession, vocation or employment of a substantial nature in which each such person has been engaged during the last two fiscal years of the Funds for his or her own account or in the capacity of director, officer, partner or trustee. The address of Epoch is 640 Fifth Avenue, 18th Floor, New York, New York 10019.

NAME	POSITION(S) WITH EPOCH / PRINCIPAL OCCUPATION

Adam Borak	Chief Financial Officer
J. Philip Clark	Executive Vice President
David N. Pearl	Executive Vice President
Timothy T. Taussig	President and Chief Operating Officer
William W. Priest	Managing Director, Chief Executive Officer and Chief Investment Officer

ITEM 32.                                PRINCIPAL UNDERWRITERS

a.	NYLIFE Distributors LLC acts as the principal underwriter for:

Eclipse Funds Inc. (File No. 33-36962)
Eclipse Funds (File No. 33-08865)
ICAP Funds, Inc. (File No. 33-86006)
MainStay VP Series Fund, Inc. (File No. 2-86082)
The MainStay Funds (File No. 33-02610)
MainStay Funds Trust (File No. 333-160918)
NYLIAC Variable Universal Life Separate Account I
NYLIAC Multi-Funded Annuity Separate Account I
NYLIAC Multi-Funded Annuity Separate Account II
NYLIAC Variable Annuity Separate Account I
NYLIAC Variable Annuity Separate Account II
NYLIAC Variable Annuity Separate Account III
NYLIAC Variable Life Insurance Separate Account
NYLIAC Corporate Sponsored Variable Universal Life Separate Account I
NYLIAC Institutionally Owned Life Insurance Separate Account

b.	NYLIFE Distributors

NAME	POSITION(S) WITH NYLIFE DISTRIBUTORS LLC	OTHER BUSINESS
John Y. Kim	Chairman of the Board and Chief Executive Officer	None
Christopher O. Blunt	Manager and Executive Vice President, Life and Annuity Distribution	None
Robert E. Brady	Manager and Managing Director, Operations	None
John A. Cullen	Manager and Chairman of the Audit Committee	None
Stephen P. Fisher	Manager, President and Chief Operating Officer	President
Barry A. Schub	Manager and Member of the Audit Committee	None
Scott L. Berlin	Executive Vice President, Non-COLI Variable Life Distribution	None

Robert J. Hebron	Executive Vice President, COLI Distribution	None
John R. Meyer	Executive Vice President of Variable Annuity and Agency Mutual Funds Distribution	None
Mark Taylor	Executive Vice President of McMorgan Distribution	None
Jefferson C. Boyce	Senior Managing Director, New York Life Relationship Management	None
Thomas A. Clough	Senior Managing Director, Retirement Services	None
Barbara McInerney	Senior Managing Director, Compliance	None
Alison H. Micucci	Senior Managing Director, Compliance	Senior Vice President
Donald A. Salama	Senior Managing Director, Retirement Services	None
David L. Bangs	Managing Director, Institutional Sales	None
Michael D. Coffey	Senior Managing Director, Mutual Funds -- NYLIM Product Division	None
Philip L. Gazzo	Managing Director, Mutual Funds -- Outside Broker-Dealer Distribution	None
Mark A. Gomez	Managing Director and Chief Compliance Officer	None
David G. Bedard	Senior Managing Director and Chief Financial Officer	None
Joseph J. Henehan	Managing Director, Retirement Services	None
Edward P. Linder	Managing Director, Variable Annuity and Agency Mutual Funds Distribution	None
Marguerite E. H. Morrison	Managing Director and Secretary	Chief Legal Officer and Secretary
Christopher V. Parisi	Managing Director, Mutual Funds, National Sales	None
Amanda Parness	Managing Director, Institutional Sales	None
Steven Sefeny	Managing Director, NYLIM Institutional Products Distribution	None
Stephen Fiacco	Managing Director, Mutual Funds – outside Broker-Dealer Distribution	None

c.	Inapplicable.

ITEM 33.	LOCATION OF ACCOUNTS AND RECORDS.

Certain accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder are maintained at the offices of New York Life Insurance Company, 51 Madison Avenue, New York, NY 10010, at the offices of Eclipse Funds Inc., New York Life Investment Management LLC, and NYLIFE Distributors LLC, 169 Lackawanna Avenue, Parsippany NJ 07054, and at the offices of MacKay Shields LLC, 9 West 57th Street, New York, NY 10019. Records relating to the duties of the custodian for each series of Eclipse Funds Inc. are maintained by State Street Bank and Trust Company, 1 Lincoln Street, Boston, MA 02111-2900. Records relating to the duties of the transfer agent of Eclipse Funds Inc. are maintained by Boston Financial Data Services, 2 Heritage Drive, North Quincy, MA 02171.

ITEM 34.	MANAGEMENT SERVICES.

Not Applicable.

ITEM 35.	UNDERTAKINGS.

None

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and that it has duly caused this Post Effective Amendment No. 61 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Parsippany and the State of New Jersey on the 16th day of December, 2009.

ECLIPSE FUNDS INC.

/s/ Stephen P. Fisher
-------------------------------
Stephen P. Fisher
President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 61 to the Registration Statement has been signed below by the following persons in the capacities indicated on December 16, 2009.

SIGNATURE	TITLE

/s/ Susan B. Kerley*	Director and Chairman of the Board
---------------------------------
Susan B. Kerley

/s/ Alan R. Latshaw*	Director
---------------------------------
Alan R. Latshaw

/s/ Peter Meenan*	Director
---------------------------------
Peter Meenan

/s/ John Kim*	Director and Chief Executive Officer
---------------------------------
John Kim

/s/ Richard H. Nolan, Jr.*	Director
---------------------------------
Richard H. Nolan, Jr.

/s/ Richard S. Trutanic*	Director
---------------------------------
Richard S. Trutanic

/s/ Roman L. Weil*	Director
---------------------------------
Roman L. Weil

/s/ John A. Weisser*	Director
---------------------------------
John A. Weisser

/s/ Jack R. Benintende	Treasurer and Principal Financial
---------------------------------	and Accounting Officer
Jack R. Benintende

By: /s/ Marguerite E. H. Morrison	Secretary
--------------------------------------
Marguerite E. H. Morrison
As Attorney-in-Fact*

*  Pursuant to Powers of Attorney previously filed.

EXHIBIT LIST

d.1(c)	Amendment to the Amended and Restated Management Agreement dated October 30, 2009

d.2(c)	Interim Subadvisory Agreement with Epoch Investment Partners, Inc. dated June 29, 2009

d.2(d)	Amendment to Subadvisory Agreement with Epoch Investment Partners, Inc. dated October 16, 2009

d.2(e)	Amendment to Subadvisory Agreement with Epoch Investment Partners, Inc. dated November 10, 2009

d.2(f)	Amendment to Subadvisory Agreement with Epoch Investment Partners, Inc. dated November 20, 2009

j.1	Consent of Independent Registered Public Accounting Firm to The MainStay Funds, KPMG LLP

p.4	Epoch Investment Partners Inc. Code of Ethics